Pension And Other Postretirement Employee Benefits (OPEB) Plans (Schedule Of Estimated Future Benefit Payments) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	$ 167
2017	171
2018	177
2019	182
2020	188
2021-25	1,006
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	49
2017	52
2018	54
2019	57
2020	60
2021-25	$ 334